Unaudited Interim Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2022	€ 219,797	€ 20,755	€ 594,043	€ 55,252	€ (306,974)	€ (143,279)
Total comprehensive income/(loss)	(16,500)			1,628		(18,127)
Income appropriation	0				(143,279)	143,279
Share-based compensation expense:
Value of services	1,489			1,489
Exercises	(3)	(3)
Equity, ending balance at Mar. 31, 2023	204,783	20,752	594,043	58,369	(450,253)	(18,127)
Equity, beginning balance at Dec. 31, 2023	128,247	20,837	594,003	65,088	(450,253)	(101,429)
Total comprehensive income/(loss)	58,853			(57)		58,909
Income appropriation	0				(101,429)	101,429
Share-based compensation expense:
Value of services	2,130			2,130
Exercises	0	55	(55)
Equity, ending balance at Mar. 31, 2024	€ 189,230	€ 20,892	€ 593,948	€ 67,162	€ (551,682)	€ 58,909